Consolidated Statements of Changes in Stockholders' Equity (deficiency) - USD ($)		12 Months Ended
		Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021	Mar. 27, 2021
Statement [Line Items]
Beginning Balance		$ 5,864,000	$ (1,422,000)	$ 3,410,000
Beginning Balance, Shares		18,513,413	18,328,943
Net income/loss		$ (7,432,000)	$ 1,287,000	(5,838,000)
Cumulative translation adjustment	[1],[2]	(6,000)	67,000	130,000
Total other comprehensive (loss) income		$ (7,438,000)	$ 1,354,000	(5,708,000)
Exercise of stock options				876,000
Exercise of stock options, Shares		225,000	138,147		226,853
Modification of certain awards from cash settled to equity settled			$ 5,495,000
Exercise of stock options and warrants		$ 422,000	174,000
Ending Balance		$ (603,000)	$ 5,864,000	$ (1,422,000)	$ (1,422,000)
Ending Balance, Shares		18,830,969	18,513,413	18,328,943	18,328,943
Management [Member]
Statement [Line Items]
Compensation expense resulting from stock options and stock appreciation rights granted to Management		$ 549,000	$ 263,000
Voting Common Stock Outstanding [Member]
Statement [Line Items]
Beginning Balance, Shares		18,515,913	18,328,943	17,970,881
Exercise of stock options, Shares				358,062
Exercise of stock options and warrants, Shares		315,056	186,970
Ending Balance, Shares		18,830,969	18,515,913	18,328,943	18,328,943
Voting Common Stock [Member]
Statement [Line Items]
Beginning Balance		$ 95,638,000	$ 95,116,000	$ 93,368,000
Exercise of stock options				1,748,000
Exercise of stock options and warrants		1,136,000	522,000
Ending Balance		96,774,000	95,638,000	95,116,000	$ 95,116,000
Additional Paid-in Capital [Member]
Statement [Line Items]
Beginning Balance		23,669,000	18,259,000	19,131,000
Exercise of stock options				(872,000)
Modification of certain awards from cash settled to equity settled			5,495,000
Exercise of stock options and warrants		(714,000)	(348,000)
Ending Balance		23,504,000	23,669,000	18,259,000	18,259,000
Additional Paid-in Capital [Member] | Management [Member]
Statement [Line Items]
Compensation expense resulting from stock options and stock appreciation rights granted to Management		549,000	263,000
Accumulated Deficit [Member]
Statement [Line Items]
Beginning Balance		(113,413,000)	(114,700,000)	(108,862,000)
Net income/loss		(7,432,000)	1,287,000	(5,838)
Ending Balance		(120,845,000)	(113,413,000)	(114,700,000)	(114,700,000)
Accumulated Other Comprehensive Income (Loss) [Member]
Statement [Line Items]
Beginning Balance		(30,000)	(97,000)	(227,000)
Cumulative translation adjustment	[2]	(6,000)	67,000	130,000
Ending Balance		$ (36,000)	$ (30,000)	$ (97,000)	$ (97,000)

[1]	Item that may be reclassified to the Statement of Operations in future periods
[2]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).